Cover Page	Dec. 24, 2024
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Dec. 24, 2024
Entity Registrant Name	ADAMS RESOURCES & ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7908
Entity Tax Identification Number	74-1753147
Entity Address, Address Line One	Wortham Tower Building
Entity Address, Address Line Two	2727 Allen Parkway
Entity Address, Address Line Three	9th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	713
Local Phone Number	881-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	AE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000002178
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	17 South Briar Hollow Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027